Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remunerations Of Members Of The Senior Management (Details) - Total Members Of The Senior Management
€ in Thousands
	12 Months Ended
	Dec. 31, 2017 EUR (€) shares
Remuneration Of Members Of The Senior Management Line Items
Key Management Personnel Compensation Short term Employee Benefits	€ 15,673	[1]
Key management personnel compensation annual remuneration	2,869	[1],[2]
Key Management Personnel Compensation Other Long term Benefits	1,016	[1],[3]
Total Cash	19,558	[1]
Annual Variable Remuneration In BBVA Shares	441,596	[1],[4]
Deferred Variable Remuneration In BBVA Shares	110,105	[1],[5]
Payment In Kind	551,701	[1]
Amount of the Second third of deferred annual variable remuneration from 2014	€ 555
Amount of the Second third of deferred annual variable remuneration from 2014, payment in shares | shares	64,873
Amount of the third third of deferred annual variable remuneration from 2013	€ 461
Amount of the third third of deferred annual variable remuneration from 2013, payment in shares | shares	45,232
Amount of remuneration in kind which includes insurance premiums and others	€ 684

[1]	(*) This section includes aggregate info rmation regarding those who were members of the Senior Management, excluding executive directors, as at December, 31, 2017 (15 members).
[2]	(1) Amounts corresponding to 50% of 2016 annual variable remuneration.
[3]

(2) Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017 to members of the Senior Management who were entitled to them, as broken do wn below:

- 2nd third of deferred annual variable remuneration from 2014: corresponds to an aggregate amount of € 555 thousand and 64,873 BBVA shares.

- 3rd third of deferred annual variable remuneration from 2013: corresponds to an aggregate amount of € 461 thousand and 45,232 BBVA shares.

[4]	(1) Amounts corresponding to 50% of 2016 annual variable remuneration.
[5]

(2) Amounts corresponding to the sum of the deferred parts of the annual variable remuneration from previous years (2014 and 2013), and their corresponding updating in cash, payment or delivery of which has been made in 2017 to members of the Senior Management who were entitled to them, as broken do wn below:

- 2nd third of deferred annual variable remuneration from 2014: corresponds to an aggregate amount of € 555 thousand and 64,873 BBVA shares.

- 3rd third of deferred annual variable remuneration from 2013: corresponds to an aggregate amount of € 461 thousand and 45,232 BBVA shares.